Basis of accounting	12 Months Ended
Dec. 31, 2021
Basis of accounting
Basis of accounting

3.      Basis of preparation

3.1. Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The relevant information of the financial statements, and only them, are being evidenced and correspond to those used by management in its management.

These consolidated financial statements were authorized for issue by the Board of Directors of Cosan S.A. on May 13, 2022.

3.2. Corporate Reorganization – Predecessor method

As mentioned in Note 1, on January 22, 2021, the shareholders of Cosan Limited (the former parent company of Cosan S.A. and Cosan Logística S.A.) and the shareholders of Cosan S.A. and Cosan Logística S.A. approved a corporate reorganization, pursuant to which Cosan Limited and Cosan Logística S.A. were merged into Cosan S.A. As a result of the Corporate Reorganization, Cosan S.A. became the sole holding company of the Cosan Group.

IFRS provides no guidelines for the accounting of corporate reorganizations among entities under common control, as such, based on the guidance of International Accounting Standards (“IAS”) 8, Accounting Policies, Changes in Accounting Estimates and Errors, paragraphs 10 through 12, the Company developed and applied and accounting policy, considering the most recent pronouncements of other standard-setting bodies that use a similar conceptual framework to develop accounting standards other accounting literature and industry practices.

As a result, the Company accounted for the Corporate Reorganization using the predecessor method of accounting, and the consolidated financial statements are presented “as if” Cosan Limited is the predecessor of the Company. Under the predecessor method, the historical operations of Cosan Limited are deemed to be those of the Company. Thus, these consolidated financial statements reflect:

(i)	the historical operating results and financial position of Cosan Limited prior to the Corporate Reorganization;
(ii)	the consolidated results and financial position of Cosan S.A following the Corporate Reorganization;
(iii)	the assets and liabilities of Cosan S.A. at their historical cost;
(iv)

Cosan S.A’s earnings per share for all periods presented. The number of ordinary shares outstanding of Cosan S.A., as a result of the corporate reorganization is reflected retroactively as of January 1, 2019, for purposes of calculating earnings per share in all prior periods presented. See note 18; and

(v)

Cosan S.A. owned 40,065,607 shares of Rumo S.A., representing 2.16% of its shareholders' equity, and 477,196 shares of Cosan Logística, representing 0.10% of its shareholders' equity. These shares were recorded in the financial position as a financial asset, being measured at fair value through profit or loss, as Management considered trading these shares.With the corporate reorganization, the financial asset, as well as its applicable taxes, was derecognized by R$734,903 and, consequently, an investment in subsidiary of R$329,118 was recorded. Additionally, the amount of R$313,758 was recognized in the capital reserve.

3.3. Changes in the presentation and classification of concession intangible assets amortization expense

The Company re-assessed its presentation of the amortization expense related to its concession intangible assets in its statement of profit or loss and comprehensive income. The Company had previously presented the amortization expense related to its concession intangible assets in selling, general and administrative expenses. The Company elected to change the presentation of the amortization expense related to its concession intangible assets to cost of sales, as the Company believes that such presentation provides more relevant information to the users of its financial statements as it is more aligned to practices adopted by industry. This reclassification does not impact regulatory margins or key indicators used by the Company. The Company has recast the statement of profit or loss and comprehensive income for prior periods as follows:

	December 31, 2020	Reclassification	December 31, 2020 (restated)
Net sales	20,437,835	—	20,437,835
Cost of sales	(14,501,725)	(498,098)	(14,999,823)
Gross profit	5,936,110	(498,098)	5,438,012
Selling expenses	(959,146)	297,239	(661,907)
General and administrative expenses	(1,790,678)	200,859	(1,589,819)
Other income, net	176,869	—	176,869
Operating expenses	(2,572,955)	498,098	(2,074,857)
Profit before equity in earnings of
investees, finance results and income taxes	3,363,155	—	3,363,155
Equity in earnings of investees	611,802	—	611,802
Finance results, net	(1,983,996)	—	(1,983,996)
Profit before income taxes	1,990,961	—	1,990,961
Income taxes	(502,667)	—	(502,667)
Profit for the year	1,488,294	—	1,488,294

	December 31, 2019	Reclassification	December 31, 2019 (restated)
Net sales	20,611,409	—	20,611,409
Cost of sales	(14,160,233)	(456,752)	(14,616,985)
Gross profit	6,451,176	(456,752)	5,994,424
Selling expenses	(1,122,866)	456,752	(666,114)
General and administrative expenses	(1,236,062)	—	(1,236,062)
Other income, net	404,686	—	404,686
Operating expenses	(1,954,242)	456,752	(1,497,490)
Profit before equity in earnings of
investees, finance results and income taxes	4,496,934	—	4,496,934
Equity in earnings of investees	1,132,637	—	1,132,637
Finance results, net	(1,967,623)	—	(1,967,623)
Profit before income taxes	3,661,948	—	3,661,948
Income taxes	(779,596)	—	(779,596)
Profit from discontinued operation, net of tax	11,021	—	11,021
Profit for the year	2,893,373	—	2,893,373